Consolidated Balance Sheets (Parenthetical) - £ / shares shares in Thousands	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000	25,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	288,485	286,330
Ordinary Shares, outstanding	112,891	117,348
Treasury stock	175,594	168,982